Share Capital	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Share Capital

NOTE 7 - SHARE CAPITAL

a.	Share capital
1.

On April 19, 2017, the Company’s board of directors and shareholders approved an aggregate 3.2‑for-1 share split of the Company’s ordinary, Preferred A and Preferred A-1 shares. The share split was effected on April 19, 2017 by the issuance of 2.2 ordinary shares for each outstanding ordinary, Preferred A and Preferred A-1 share held immediately prior to the share split.

2.

In May 2017, the Company completed an IPO on the Nasdaq stock market, in which it issued 5,144,378 ordinary shares at a public offering price of $13.00 per share in consideration for $60.8 million, net of issuance costs and underwriting discounts.

3.

In January 2018, the Company completed a follow-on public offering on Nasdaq of 1,682,926 ordinary shares, at a public offering price of $41.00 per share, in consideration for approximately $64.2 million net of underwriting discounts and commissions and issuance costs, including exercise of the underwriters’ option to purchase an additional 219,512 ordinary shares at the public offering price.

4.	During the six months ended June 30, 2018, the Company issued 418,970 ordinary shares with respect to the net exercise of options.

NOTE 7 - SHARE CAPITAL (continued)

b.	Share-based compensation
1.	The following table illustrates the effect of share-based compensation on the statements of operations:

	Six Months Ended June 30,		Three Months Ended June 30,
	2018	2017	2018	2017
Research and development expenses	$5,261	$1,013	$2,788	$853
General and administrative expenses	6,989	860	4,921	723
	$12,250	$1,873	$7,709	$1,576
2.	2017 Equity Incentive Plan

In March 2017, the Company’s board of directors adopted the 2017 Equity Incentive Plan ("2017 Plan"), which was approved by the shareholders in April 2017. The 2017 Plan provides for the grant of incentive stock options to the Company's employees and for the grant of nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance stock awards, performance cash awards, and other forms of stock awards to the Company's employees, directors and consultants.

The maximum number of ordinary shares that may initially be issued under the 2017 Plan is 1,400,000. In addition, the number of ordinary shares reserved for issuance under the 2017 Plan will automatically increase on January 1st of each calendar year, from January 1, 2018 through January 1, 2027, so that the number of such shares reserved for issuance will equal 12% of the total number of ordinary shares outstanding on the last day of the calendar month prior to the date of each automatic increase, or a lesser number of shares determined by our board of directors. The maximum number of ordinary shares that may be issued upon the exercise of incentive stock options under the 2017 Plan is 5,600,000.

On January 1, 2018, the share reserve increased by 250,167 to 1,650,167.

The plan administrator determines the exercise price for stock options, within the terms and conditions of the 2017 Plan, provided that the exercise price of a stock option generally cannot be less than 100% of the fair market value of the Company’s ordinary shares on the date of grant. Options granted under the 2017 Plan vest at the rate specified in the stock option agreement as determined by the plan administrator.

3.

During the six months ended June 30, 2018, the Company's board of directors approved grants of 702,000 options to executive management and employees of the Company. Each option is exercisable into one ordinary share of the Company at an exercise price between $38.64 to $59.23. The options vest in several installments over a three-year period. As of the grant date, the fair value of these options was $23,195. The options expire ten years after their grant date.

4.

During the six months ended June 30, 2018, the Company's board of directors approved grants of 78,527 restricted stock units, or RSUs, to executive management and employees of the Company. The RSUs vest in several installments over a three-year period. As of the grant date, the fair value of these RSUs was $4,481. The RSUs expire ten years after their grant date.

5.

In January 2018, the Company's board of directors approved a grant of 40,000 options to the Chairman of the board of directors of the Company. Each option is exercisable into one ordinary share of the Company at an exercise price of $43.67. The options vest quarterly over a one-year period. As of the grant date, the fair value of these options was $1,392. The options expire ten years after their grant date.

6.

In January 2018, the Company's board of directors approved grants of 30,000 options to consultants of the Company. Each option is exercisable into one ordinary share of the Company at an exercise price of $43.67. The options vest monthly over a one-year period. As of June 30, 2018, the fair value of these options was estimated at $701. The options expire ten years after their grant date.

7.

In June 2018, the Company's board of directors approved a grant of 60,000 options to the board of directors of the Company. Each then current director, including the Chairman of the board, received 10,000 options. Each option is exercisable into one ordinary share of the Company at an exercise price of $59.23. The options vest quarterly over a one-year period. As of the grant date, the fair value of these options was $2,882. The options expire ten years after their grant date.

NOTE 7 - SHARE CAPITAL (continued)

8.

In June 2018, the Company's board of directors approved grants of 10,000 options to consultants of the Company. Each option is exercisable into one ordinary share of the Company at an exercise price of $59.23. The options vest 50% six months from grant date and 50% nine months from grant date. As of June 30, 2018, the fair value of these options was estimated at $392. The options expire ten years after their grant date.

9.

In June 2018, the Company announced the resignation of its CFO, and in June 2018, the Company's board of directors approved a severance package including modifications to grants of his related option awards. The fair value of the modifications to these option awards was estimated at $2,324 and was recorded in general and administrative expenses in the Company’s Statements of Operations for the six and three months ended June 30, 2018.